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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.

(Exact name of registrant as specified in charter)

500 W. Jefferson St.
Louisville, Kentucky 40202-2823

(Address of principal executive offices) (Zip code)

     Joseph C. Curry, Jr.
Hilliard-Lyons Government Fund, Inc.
     P.O. Box 32760
Louisville, Kentucky 40232-2760

(Name and address of agent for service)

Registrant's telephone number, including area code: 502-588-8400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2008

	Cash
Principal	Equivalent		Maturity
Amount	Yield		Date		Value

U.S. GOVERNMENT SPONSORED ENTERPRISES* -- 99.9%**
Federal Home Loan Bank -- 92.7%

$26,000,000	2.571%		12/1/2008		$26,000,000
10,000,000	2.446		12/2/2008		9,999,333
15,000,000	2.803		12/2/2008		14,998,854
35,000,000	2.623		12/3/2008		34,995,003
10,000,000	0.183		12/4/2008		9,999,850
26,000,000	2.592		12/5/2008		25,992,662
8,625,000	0.183		12/8/2008		8,624,698
5,595,000	0.203		12/8/2008		5,594,782
26,032,000	2.318		12/9/2008		26,018,840
20,000,000	2.697		12/10/2008		19,986,775
40,000,000	2.817	(a)	12/10/2008	(b)	39,940,724
8,950,000	0.183		12/11/2008		8,949,553
10,000,000	0.183		12/11/2008		9,999,500
20,000,000	0.152		12/12/2008		19,999,083
23,000,000	1.430	(a)	12/13/2009	(b)	22,990,165
15,000,000	0.456		12/15/2008		14,997,375
25,000,000	2.704		12/16/2008		24,972,396
45,000,000	2.858		12/17/2008		44,944,000
15,000,000	0.456		12/18/2008		14,996,813
6,650,000	0.406		12/19/2008		6,648,670
11,000,000	0.406		12/19/2008		10,997,525
25,000,000	2.596		12/22/2008		24,962,885
15,000,000	0.456		12/23/2008		14,995,875
15,000,000	0.456		12/24/2008		14,995,688
8,750,000	0.456		12/26/2008		8,747,267
18,300,000	3.366	(a)	12/26/2008	(b)	18,244,181
40,000,000	3.769	(a)	12/27/2008	(b)	40,001,296
20,350,000	1.219		12/29/2008		20,331,007
20,000,000	0.219		12/30/2008		19,980,667
15,000,000	1.372		12/31/2008		14,983,125
8,250,000	1.372		12/31/2008		8,240,719
30,000,000	2.572		1/2/2009		29,933,200
35,000,000	2.814		1/5/2009		34,906,764
25,000,000	4.038	(a)	1/5/2009	(b)	25,000,414
41,500,000	4.110	(a)	1/5/2009	(b)	41,502,258
24,375,000	2.809		1/6/2009		24,307,969
9,648,000	3.388		1/6/2009		9,616,065
45,750,000	4.018	(a)	1/6/2009	(b)	45,693,794
7,550,000	1.649		1/7/2009		7,537,425
2,800,000	2.037		1/7/2009		2,794,244
10,000,000	2.598		1/7/2009		9,973,997
50,000,000	4.154	(a)	1/7/2009	(b)	50,000,000
25,000,000	3.067		1/8/2009		24,920,833
21,575,000	2.758		1/9/2009		21,511,893
24,853,000	3.276		1/12/2009		24,760,216
30,000,000	2.450		1/13/2009		29,912,208
55,000,000	4.449	(a)	1/13/2009	(b)	55,008,628
14,300,000	1.700		1/14/2009		14,270,288
9,541,000	2.250		1/14/2009		9,514,762
25,000,000	2.142		1/15/2009		24,934,375
32,000,000	4.593	(a)	1/15/2009	(b)	32,008,716
40,000,000	1.681		1/16/2009		39,915,667
50,000,000	4.460	(a)	1/16/2009	(b)	50,000,000
29,566,000	2.449		1/20/2009		29,467,447
20,770,000	2.449		1/21/2009		20,699,382
9,000,000	0.792		1/22/2009		8,989,860
30,000,000	1.834		1/23/2009		29,920,500
25,000,000	2.143		1/26/2009		24,918,333
6,730,000	2.143		1/26/2009		6,708,015
3,198,000	2.193		1/27/2009		3,187,114
15,000,000	2.193		1/27/2009		14,948,938
20,000,000	2.449		1/28/2009		19,922,667
7,025,000	2.449		1/28/2009		6,997,837
16,630,000	2.400		1/29/2009		16,564,589
25,000,000	2.400		1/30/2009		24,900,000
20,000,000	2.375		2/2/2009		20,038,791
14,350,000	2.370		2/2/2009		14,298,519
16,065,000	3.100		2/2/2009		15,977,847
15,000,000	2.719	(a)	2/5/2009	(b)	14,983,158
27,500,000	2.318	(a)	2/10/2009	(b)	27,455,364
13,200,000	0.580		2/17/2009		13,183,412
40,000,000	2.116	(a)	2/18/2009	(b)	39,977,580
51,030,000	2.204	(a)	2/19/2009	(b)	50,900,715
20,822,000	2.082		2/27/2009		20,718,168
19,700,000	3.394		3/2/2009		19,535,669
25,000,000	0.864		3/4/2009		24,945,104
20,000,000	1.119		3/11/2009		19,938,889
12,161,000	2.084		3/13/2009		12,090,709
20,000,000	1.212		3/31/2009		19,920,667
6,025,000	1.110		4/14/2009		6,000,555
20,000,000	1.130		4/14/2009		19,917,367
20,000,000	1.305		4/17/2009		19,902,578

Federal Farm Credit Bank -- 7.2%
48,500,000	2.831	(a)	12/4/2008	(b)	48,471,977
45,000,000	1.110	(a)	12/12/2008	(b)	45,000,000
25,000,000	1.580	(a)	12/15/2008	(b)	25,000,000
18,000,000	3.684	(a)	1/23/2009	(b)	17,990,590

Total U.S. Government Sponsored Enterprises					1,898,625,368
(amortized cost -- $1,898,625,368)

TOTAL INVESTMENTS -- 99.9%					1,898,625,368
(amortized cost -- $1,898,625,368***)

ASSETS IN EXCESS
OF OTHER LIABILITIES -- 0.1%					1,128,724

NET ASSETS -- 100.0%					$1,899,754,092

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund

***	Also represents cost for federal income tax purposes.

(a)	Floating or variable rate security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	The maturity date shown is either the readjustment date of the interest rate or the stated maturity date on the security.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99. CERT	Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr., President
(principal executive officer)

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler
Dianna P. Wengler, Senior Vice President and Treasurer
(principal financial officer)

Date: January 23, 2009

By (Signature and Title)	/s/ Joseph C. Curry, Jr
Joseph C. Curry, Jr., President
(principal executive officer)

Date: January 23, 2009